Derivative Instruments Summary of Interest Rate Swap Positions (Details)	6 Months Ended
Jun. 30, 2018 USD ($)
Minimum
LIBOR-Based Debt:
Margin on variable-rate debt	0.30%
Maximum
LIBOR-Based Debt:
Margin on variable-rate debt	2.75%
U.S. Dollar-denominated interest rate swap 1
LIBOR-Based Debt:
Notional Amount	$ 115,703,000
Fair Value / Carrying Amount of Asset	$ 1,915,000
Remaining Term	2 years 6 months
Fixed Interest Rate	1.46%
U.S. Dollar-denominated interest rate swap 2
LIBOR-Based Debt:
Notional Amount	$ 150,000,000
Fair Value / Carrying Amount of Asset	$ 4,566,000
Remaining Term	2 years 6 months
Fixed Interest Rate	1.55%
U.S. Dollar-denominated interest rate swap 3
LIBOR-Based Debt:
Notional Amount	$ 50,000,000
Fair Value / Carrying Amount of Asset	$ 2,010,000
Remaining Term	2 years 6 months
Fixed Interest Rate	1.16%